Right-of-Use Assets and Lease Liabilities	12 Months Ended
Mar. 31, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

7. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The Company is a lessee of non-cancellable operating leases for corporate office in Hong Kong. For the year ended March 31, 2025, the Company entered into an occupancy and risk assumption agreement with a related party, granting that party the right to occupy one of the Company’s leased office premises. The arrangement does not involve any direct monetary compensation to the Company and was entered into as part of fostering a strategic business relationship. Under the terms of the agreement, all rental payments and associated risks related to the premises are fully assumed by the related party. Accordingly, the Company does not recognize any right-of-use asset or lease liability in respect of this lease as of March 31, 2025.

The Company’s ROU assets and operating lease liabilities recognized in the consolidated balance sheets consist of the following:

	As of March 31,
	2025	2024
	$’000	$’000
Cost	1,975	1,692
Less: accumulated depreciation	(1,304)	(635)
Operating lease ROU assets, net	671	1,057

	As of March 31,
	2025	2024
	$’000	$’000
Operating lease liabilities
Current portion	577	631
Non-current portion	83	439
Total	660	1,070

	As of March 31,
	2025	2024
Operating leases:
Weighted average remaining lease term (years)	1	2
Weighted average discount rate	5.79%	5.83%

During the years ended March 31, 2025, 2024 and 2023, the Company incurred lease expense of approximately $712,000, $257,000 and $168,000, respectively.

The maturity analysis of the Company’s non-cancelable operating lease obligations as of March 31, 2025 is as follows:

Operating leases
$’000

Year ending March 31, 2026	597
Year ending March 31, 2027	84
Total undiscounted operating lease obligations	681
Less: imputed interest	(21)
Operating lease liabilities recognized in the consolidated balance sheets	660